Average Annual Total Returns - Class A, C, I Shares - Salient MLP & Energy Infrastructure Fund	May 01, 2021
AlerianMidstreamEnergySelectIndex [Member]
Average Annual Return:
1 Year	(23.42%)	[1]
5 Years	2.21%	[1]
Since Inception		[1]
Class A
Average Annual Return:
1 Year	(21.95%)
5 Years	(0.46%)
Since Inception	(3.03%)
Inception Date	Dec. 20, 2012
Class C
Average Annual Return:
1 Year	(18.94%)
5 Years	(0.15%)
Since Inception	(3.49%)
Inception Date	Jan. 07, 2013
Class I
Average Annual Return:
1 Year	(17.32%)
5 Years	0.86%
Since Inception	(1.82%)
Inception Date	Sep. 19, 2012
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	(17.32%)
5 Years	0.51%
Since Inception	(1.77%)
Inception Date	Sep. 19, 2012
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(10.26%)
5 Years	0.66%
Since Inception	(0.88%)
Inception Date	Sep. 19, 2012

[1]	Since inception return information is not shown for the index because the index’s inception date differs from the inception date of the Fund’s Class I shares.